Property, Plant and Equipment (Tables)	6 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31, 2022	September 30, 2021
Buildings	$5,281,122	$5,195,800
Machinery and equipment	8,952,793	8,737,421
Transportation vehicles	1,096,912	1,079,190
Office equipment	693,419	682,216
Construction in progress (“CIP”)	110,743	-
Total property plant and equipment, at cost	16,134,989	15,694,627
Less: accumulated depreciation	(9,033,890)	(8,485,922)
Property, plant and equipment, net	$7,101,099	$7,208,705